                                   SUPPLEMENT
                               DATED JULY 16, 2007
               TO THE AMENDED AND RESTATED STATEMENT OF ADDITIONAL
                             INFORMATION (THE "SAI")
              FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD
                              MUTUAL FUNDS II, INC.
                   (COLLECTIVELY "THE HARTFORD MUTUAL FUNDS"),
                               DATED MAY 31, 2007


This supplement amends the SAI of The Hartford Mutual Funds dated May 31, 2007, as follows:

The fourth paragraph in the section entitled "General Information" on page 3 of the SAI is deleted and replaced with the following:

     The Asset Allocation Funds each issue shares in seven classes: Class A, Class B, Class C, Class I, Class R3, Class R4 and Class R5. The Asset Allocation Funds and the Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund (together, the "Target Retirement Funds"), and the Checks and Balances Fund are referred to as "funds of funds." Each fund of funds is a diversified fund, and each diversifies its assets by investing, at present, in the Class Y shares of several other Hartford Mutual Funds (as identified below under sub-heading "E. Investment Objectives of the Funds of Funds," the "Underlying Funds"). Each series of The Hartford Mutual Funds II, Inc. (the "New Hartford Funds") issues shares in up to nine classes:
Class A, Class B, Class C, Class I, Class L, Class R3, Class R4, Class R5 and Class Y. Currently, the following New Hartford Funds offer Class R shares:
Growth Fund, Growth Opportunities Fund, SmallCap Growth Fund and Value Opportunities Fund.


The Section entitled "Investment Management Arrangements --
Sub-Advisory/Investment Services Fees" beginning on page 86 of the SAI is deleted and replaced with the following:

The sub-advisory/investment services fee rates are as follows:

Because the Checks and Balances Fund, High Yield Municipal Bond Fund and Strategic Income Fund did not commence operations until May 31, 2007, there is no advisory fee or sub-advisory fee information available for these Funds.

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Plus Fund, LargeCap Growth Fund, MidCap Growth Fund, Money Market Fund, Select MidCap Growth Fund, Select MidCap Value Fund, Short Duration Fund, Small Company Fund (HIMCO's portion), Tax-Free California Fund, Tax-Free Minnesota Fund, Tax-Free National Fund, Tax-Free New York Fund, Total Return Bond Fund, U.S. Government Securities Fund, Retirement Income Fund, Target Retirement 2010 Fund, Target Retirement 2020 Fund and Target Retirement 2030 Fund

AVERAGE DAILY NET ASSETS                                    ANNUAL RATE
------------------------                                    -----------
All Assets                                                  At Cost

Global Communications Fund, Global Financial Services Fund, Global Health Fund and Global Technology Fund

AVERAGE DAILY NET ASSETS                                    ANNUAL RATE
------------------------                                    -----------
First $100 million                                            0.450%
Next $400 million                                             0.350%
Amount over $500 million                                      0.300%

Fundamental Growth Fund (formerly Focus Fund)

AVERAGE DAILY NET ASSETS                                    ANNUAL RATE
------------------------                                    -----------
First $50 million                                             0.400%
Next $100 million                                             0.300%
Amount over $150 million                                      0.250%

International Growth Fund (formerly International Capital Appreciation Fund)

AVERAGE DAILY NET ASSETS                                    ANNUAL RATE
------------------------                                    -----------
First $50 million                                             0.400%
Next $100 million                                             0.300%
Next $350 million                                             0.250%
Amount over $500 million                                      0.225%

International Small Company Fund

AVERAGE DAILY NET ASSETS                                    ANNUAL RATE
------------------------                                    -----------
First $50 million                                             0.400%
Next $100 million                                             0.350%
Amount over $150 million                                      0.275%

Capital Appreciation Fund

AVERAGE DAILY NET ASSETS                                    ANNUAL RATE
------------------------                                    -----------
All Assets                                                    0.221%

Global Growth Fund (formerly Global Leaders Fund), Growth Fund, International Opportunities Fund, MidCap Fund, MidCap Value Fund, SmallCap Growth Fund and Value Opportunities Fund

AVERAGE DAILY NET ASSETS                                    ANNUAL RATE
------------------------                                    -----------
First $50 million                                             0.400%
Next $100 million                                             0.300%
Next $350 million                                             0.250%
Amount over $500 million                                      0.200%

Equity Income Fund and Value Fund

AVERAGE DAILY NET ASSETS                                    ANNUAL RATE
------------------------                                    -----------
First $50 million                                             0.350%
Next $100 million                                             0.275%
Next $350 million                                             0.225%
Amount over $500 million                                      0.175%

Disciplined Equity Fund, Dividend and Growth Fund, and Stock Fund

AVERAGE DAILY NET ASSETS                                    ANNUAL RATE
------------------------                                    -----------
First $50 million                                             0.325%
Next $100 million                                             0.250%
Next $350 million                                             0.200%
Amount over $500 million                                      0.150%

Advisers Fund

AVERAGE DAILY NET ASSETS                                    ANNUAL RATE
------------------------                                    -----------
First $50 million                                             0.220%
Next $100 million                                             0.180%
Next $350 million                                             0.150%
Amount over $500 million                                      0.125%

Capital Appreciation II Fund

AVERAGE DAILY NET ASSETS                                    ANNUAL RATE
------------------------                                    -----------
First $250 million                                            0.500%
Next $250 million                                             0.450%
Next $500 million                                             0.400%
Amount Over $1 billion                                        0.350%

Balanced Income Fund

AVERAGE DAILY NET ASSETS                                    ANNUAL RATE
------------------------                                    -----------
First $250 million                                            0.270%
Next $250 million                                             0.220%
Next $500 million                                             0.210%
Amount over $1 billion                                        0.170%

Small Company Fund (Wellington's portion)

AVERAGE DAILY NET ASSETS                                    ANNUAL RATE
------------------------                                    -----------
All Assets                                                    0.285%

Growth Opportunities Fund

AVERAGE DAILY NET ASSETS                                    ANNUAL RATE
------------------------                                    -----------
All Assets                                                    0.247%


     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.